UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	June 30, 2014

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2014

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	5
Expense Examples	6
Investment Advisory Agreement Approval	8
Portfolio of Investments:
Money Market	11
Mid Cap Growth	16
Financial Statements:
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Notes to Financial Statements	25
Financial Highlights	44
Results of Special Shareholder Meeting	48

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited)

Dear Shareholder:

Financial markets faced some significant headwinds during the six-month period, including a volatile start to the year, disappointing economic growth across many of the world's major economies, and an increase in geopolitical tensions. Yet, aided by a backdrop of favorable global monetary policy and low inflation, risky assets, such as stocks and non-government sectors of the bond market, sustained their leads in the first six months of 2014.

Domestic Equity Overview

U.S. stocks advanced in the six-month period, up 7.14% as measured by the S&P 500® Index, but not without turbulence, especially early in 2014. Although the harsh winter weather was blamed for distortions in the economic data during the first quarter, there were some lingering uncertainties as to whether the U.S. economy was actually heading for a longer-term slump, which contributed to market turbulence in the first few months of the year.

However, improving economic data in the spring pointed to a likely reacceleration of the U.S. economy in the second quarter. Investor confidence was also bolstered by assurances from the Federal Reserve (Fed) that it could keep rates low "for a considerable time" after its bond buying stimulus program winds down. These influences helped the markets look past the escalating conflict between Russia and Ukraine, as well as increasing sectarian violence in Iraq, where Sunni militants began taking control of cities in the north.

Fixed Income Overview

With low inflation persisting across major world economies and central banks remaining on the dovish side (that is, favoring low interest rates), the riskier segments of the fixed income markets performed well during the six-month period.

The yield on the 10-year Treasury fell and prices rose (as the two are inversely related) in the first quarter, as investors looked to government bonds for their relative safety amid concerns about the first quarter's weak economic data. Although the economy appeared to be on the mend during the second quarter, investors seemed reassured that the pace of growth was unlikely to prompt the Fed to raise short-term interest rates any time soon. This helped extend Treasuries' rally in the second quarter, further weighing on the 10-year yield.

The Fed's near-zero interest rate policy continued to constrain money market yields. The actions of the Fed's policy making committee, including the testing of a new tool designed to help control short-term interest rates and the tapering of its monthly bond purchases, continued to be a major focus of the markets during the period.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2014, Select Dimensions – Money Market Portfolio had net assets of approximately $47.4 million with an average portfolio maturity of 32 days. For the seven-day period ended June 30, 2014, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and – 0.60% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.59% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.60% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2014, the Portfolio's Class X shares returned 0.01%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2014, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and – 0.85% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.84% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.85% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2014, the Portfolio's Class Y shares returned 0.01%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We remain quite comfortable in our conservative approach to managing the Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth Portfolio

For the six-month period ended June 30, 2014, Select Dimensions – Mid Cap Growth Portfolio Class X shares produced a total return of – 0.04%, underperforming the Russell Midcap® Growth Index (the

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

"Index"),1 which returned 6.51%. For the same period, the Portfolio's Class Y shares returned – 0.18%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's relative underperformance was mainly due to the information technology sector. Both stock selection and an overweight in the sector dampened relative performance. A holding in a cyber security services provider was the largest detractor within the sector and the Portfolio overall. Stock selection in the consumer discretionary sector was another relative laggard, with weakness from a holding in a daily deals and local advertising leader. An underweight position in the energy sector was disadvantageous as well, as the sector was among the best-performing groups in the Index during the period.

However, the health care sector was beneficial to relative performance. A holding in a genome sequencing tools developer was the leading positive contributor to performance both in the sector and in the Portfolio overall. Stock selection in the consumer staples sector also bolstered relative gains. A specialty coffee company was the top contributor to performance within the sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

1  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2014 (unaudited)

Average Annual Total Returns—Period Ended June 30, 2014(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Mid Cap Growth	20.33%	18.91%	10.85%	10.82%	0.99%	11/9/1994
Money Market	0.01	0.01	1.51	2.75	0.71	11/9/1994
Class Y
Mid Cap Growth	20.04%	18.62%	10.58%	4.89%	1.24%	7/24/2000
Money Market	0.01	0.01	1.40	1.56	0.96	7/24/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2014 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution and services (12b-1) fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/14 – 06/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2014 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (0.01% return)	$1,000.00	$1,000.06	$0.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.90	$0.90
Class Y
Actual (0.01% return)	$1,000.00	$1,000.06	$0.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.90	$0.90

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.18% and 0.18% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.77% and 1.02% for Class X and Class Y shares, respectively.

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (-0.04% return)	$1,000.00	$999.60	$5.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.04	$5.81
Class Y
Actual (-0.18% return)	$1,000.00	$998.20	$6.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.05

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.16% and 1.41% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2014 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Money Market Portfolio was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period.

The Board noted that the performance of the Mid Cap Growth Portfolio was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2014 (unaudited) continued

Performance Conclusions

With respect to the Money Market Portfolio, after discussion, the Board concluded that performance was competitive with its peer group average.

With respect to the Mid Cap Growth Portfolio, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios.

The Board noted that the management fee and total expense ratio for the Money Market Portfolio were lower than its peer group average.

The Board noted that while the Mid Cap Growth Portfolio's management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

Fee and Expense Conclusions

With respect to the Money Market and Mid Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for both Portfolios, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2014 (unaudited) continued

determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (34.5%)
$5,000	ABN Amro Securities LLC, (dated 06/30/14; proceeds $5,000,014; fully collateralized by a U.S. Government agency security, 3.50% due 10/01/26; valued at $5,150,000)	0.10%		07/01/14	$5,000,000
500	ABN Amro Securities LLC, (dated 06/17/14; proceeds $500,113; fully collateralized by various Common Stocks; valued at $525,020) (Demad 07/07/14)	0.27	(a)	07/17/14	500,000
3,670	BNP Paribas Securities Corp., (dated 06/30/14; proceeds $3,670,010; fully collateralized by various U.S. Government agency securities, 2.21% - 5.00% due 06/20/29 - 04/20/44; valued at $3,780,100)	0.10		07/01/14	3,670,000
1,500	BNP Paribas Securities Corp., (dated 06/30/14; proceeds $1,500,008; fully collateralized by various Common Stocks and Preferred Stocks; valued at $1,575,080)	0.18		07/01/14	1,500,000
1,350	Credit Suisse Securities USA, (dated 06/17/14; proceeds $1,352,180; fully collateralized by a Corporate Bond, 7.50% due 09/15/18; valued at $1,434,103)	0.63		09/17/14	1,350,000
500	ING Financial Markets LLC, (dated 06/30/14; proceeds $500,002; fully collateralized by a Corporate Bond, 6.40% due 06/15/18; valued at $528,368)	0.13		07/01/14	500,000
250	ING Financial Markets LLC, (dated 06/16/14; proceeds $250,042; fully collateralized by a Corporate Bond, 6.40% due 06/15/18; valued at $264,184) (Demand 07/07/14)	0.20	(a)	07/16/14	250,000
250	ING Financial Markets LLC, (dated 06/30/14; proceeds $250,002; fully collateralized by a Corporate Bond, 5.32% due 09/15/16; valued at $266,123)	0.26		07/01/14	250,000
100	ING Financial Markets LLC, (dated 06/10/14; proceeds $100,029; fully collateralized by a Corporate Bond, 5.32% due 09/15/16; valued at $105,340) (Demand 07/07/14)	0.35	(a)	07/10/14	100,000
100	ING Financial Markets LLC, (dated 04/28/14; proceeds $100,132; fully collateralized by a Corporate Bond, 5.32% due 09/15/16; valued at $105,340) (Demand 07/07/14)	0.39	(a)	08/28/14	100,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$1,000	Merrill Lynch Pierce Fenner & Smith, (dated 06/30/14; proceeds $1,000,006; fully collateralized by various Common Stocks and Preferred Stocks; valued at $1,050,005)	0.20%		07/01/14	$1,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $501,156; fully collateralized by various Common Stocks, Convertible Bonds, 2.75% - 5.00% due 04/15/15 - 12/15/20, Convertible Preferred Stocks and a Preferred Stock; valued at $545,472) (Demand 07/01/14)	0.46	(a)	08/04/14	500,000
250	RBC Capital Markets LLC, (dated 04/11/14; proceeds $250,209; fully collateralized by various Corporate Bonds, 4.25% - 9.00% due 02/12/15 - 03/01/21; valued at $265,001) (Demand 07/07/14)	0.33	(a)	07/11/14	250,000
200	RBC Capital Markets LLC, (dated 06/12/14; proceeds $200,169; fully collateralized by various Corporate Bonds, 7.25% - 8.00% due 05/15/17 - 04/15/20; valued at $212,000) (Demand 07/07/14)	0.33	(a)	09/12/14	200,000
200	RBS Securities, Inc., (dated 06/30/14; proceeds $200,002; fully collateralized by a U.S. Government Obligation, 0.13% due 04/15/16; valued at $204,004)	0.33		07/01/14	200,000
500	TD Securities USA LLC, (dated 06/30/14; proceeds $500,002; fully collateralized by various Corporate Bonds, 2.90% - 4.88% due 08/04/20 - 11/15/21, and a U.S Government agency security, 3.50% due 06/01/43; valued at $518,844)	0.11		07/01/14	500,000
500	Wells Fargo Securities LLC, (dated 04/28/14; proceeds $500,569; fully collateralized by various Corporate Bonds, 0.51% - 7.88% due 10/29/15 - 12/15/18; valued at $530,316)	0.45		07/28/14	500,000
	Total Repurchase Agreements (Cost $16,370,000)				16,370,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Certificates of Deposit (20.8%)
	Domestic Banks (3.2%)
$1,000	Branch Banking & Trust Co.	0.19%	07/22/14	$1,000,000
500	Citibank NA	0.19	08/18/14	500,000
				1,500,000
	International Banks (17.6%)
250	Banco Del Estado De Chile	0.19	10/01/14	250,000
2,000	Bank of Montreal	0.08	07/01/14	2,000,000
1,100	Credit Industriel et Commercial	0.33	07/23/14 - 10/03/14	1,100,000
750	Oversea Chinese Banking Corporation	0.20 - 0.23	08/15/14 - 09/03/14	750,000
1,000	Sumitomo Mitsui Banking Corp.	0.10 - 0.23	07/01/14 - 10/01/14	1,000,000
250	Sumitomo Trust & Banking Co., Ltd.	0.22	08/07/14	250,001
1,500	Swedbank AB	0.09	07/01/14	1,500,000
1,500	Toronto Dominion Bank	0.07	07/02/14	1,500,000
				8,350,001
	Total Certificates of Deposit (Cost $9,850,001)			9,850,001
	Commercial Paper (16.3%)
	Domestic Bank (1.1%)
500	JP Morgan Securities LLC (b)	0.28	07/14/14	499,949
	Food & Beverage (3.1%)
750	Coca-Cola Co. (b)	0.18	09/02/14 - 09/11/14	749,749
700	Nestle Capital Corp. (b)	0.18 - 0.20	08/19/14 - 10/22/14	699,694
				1,449,443
	International Banks (12.1%)
250	ASB Finance Ltd.	0.19	09/10/14	249,906
800	Bank of Nova Scotia	0.20	07/01/14	800,000
150	Banque Et Caisse	0.23	01/06/15	149,819
400	Commonwealth Bank of Australia	0.20	12/05/14	399,651
1,000	DBS Bank Ltd. (b)	0.22 - 0.24	07/01/14 - 11/26/14	999,317
650	DBS Bank Ltd.	0.22 - 0.24	07/21/14 - 11/25/14	649,706
500	Nordea Bank AB (b)	0.23	10/22/14	499,647
1,250	Sumitomo Mitsui Banking Corp.	0.23	07/03/14	1,249,985
400	United Overseas Bank Ltd.	0.25	09/25/14	399,761
350	United Overseas Bank Ltd. (b)	0.31	03/24/15	349,224
				5,747,016
	Total Commercial Paper (Cost $7,696,408)			7,696,408

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(c)	MATURITY DATE	VALUE
	Extendible Floating Rate Notes (12.7%)
	Domestic Banks (6.9%)
$1,500	JP Morgan Chase Bank NA (Extendible Maturity Date 07/07/15)	0.35%	09/08/14	03/07/19	$1,500,000
1,750	Wells Fargo Bank NA (Extendible Maturity Date 07/15/15 - 07/20/15)	0.32	07/21/14 - 09/15/14	03/20/19 - 07/15/19	1,750,000
					3,250,000
	International Banks (5.8%)
750	Bank of Nova Scotia (Extendible Maturity Date 07/30/15)	0.32	07/30/14	01/31/19	750,000
1,000	Royal Bank of Canada (Extendible Maturity Date 07/01/15)	0.32	07/01/14	04/01/19	999,957
1,000	Svenska Handelsbanken AB (b) (Extendible Maturity Date 12/15/14)	0.28	07/15/14	05/13/16	1,000,000
					2,749,957
	Total Extendible Floating Rate Notes (Cost $5,999,957)				5,999,957
	Floating Rate Notes (11.8%)
	Domestic Bank (0.6%)
300	U.S. Bank NA	0.17	07/09/14	12/09/14	300,000
	International Banks (11.2%)
700	Bank of Nova Scotia	0.24	08/18/14	02/17/15	700,000
500	DBS Bank Ltd. (b)	0.24	09/30/14	09/30/14	499,989
2,250	Rabobank Nederland NY	0.28 - 0.31	08/28/14 - 10/06/14	11/28/14 - 07/06/15	2,250,000
250	Toronto Dominion Bank	0.22	07/07/14	06/08/15	250,000
1,600	Westpac Banking Corp.	0.23 - 0.24	08/06/14 - 09/15/14	12/15/14 - 05/06/15	1,599,970
					5,299,959
	Total Floating Rate Notes (Cost $5,599,959)				5,599,959

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Time Deposit (4.2%)
	International Bank
$2,000	Credit Agricole CIB Grand Cayman (Cost $2,000,000)	0.07%	07/01/14	$2,000,000
	Total Investments (Cost $47,516,325)		100.3%	47,516,325
	Liabilities in Excess of Other Assets		(0.3)	(134,261)
	Net Assets		100.0%	$47,382,064

  (a)  Rate shown is the rate in effect at June 30, 2014.

  (b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Date of next interest rate reset.

MATURITY SCHEDULE†

1 - 30 Days	67.1%
31 - 60 Days	7.3
61 - 90 Days	16.0
91 - 120 Days	6.1
121 + Days	3.5
100%

†  As a percentage of total investments

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.2%)
	Aerospace & Defense (2.0%)
2,840	TransDigm Group, Inc.	$475,018
	Automobiles (3.5%)
3,400	Tesla Motors, Inc. (a)	816,204
	Biotechnology (1.5%)
1,060	Alnylam Pharmaceuticals, Inc. (a)	66,960
97	Intercept Pharmaceuticals, Inc. (a)	22,953
10,254	Ironwood Pharmaceuticals, Inc. (a)	157,194
539	Pharmacyclics, Inc. (a)(b)	48,354
1,293	Seattle Genetics, Inc. (a)	49,457
		344,918
	Commercial Services & Supplies (3.6%)
19,665	Edenred (France)	596,305
2,044	Stericycle, Inc. (a)	242,050
		838,355
	Communications Equipment (2.8%)
7,681	Motorola Solutions, Inc.	511,324
1,795	Palo Alto Networks, Inc. (a)	150,511
		661,835
	Diversified Financial Services (2.4%)
12,227	MSCI, Inc. (a)	560,608
	Electrical Equipment (0.4%)
1,480	SolarCity Corp. (a)(b)	104,488
	Food Products (6.0%)
1,885	Keurig Green Mountain, Inc.	234,890
6,417	McCormick & Co., Inc.	459,393
7,783	Mead Johnson Nutrition Co.	725,142
		1,419,425
	Health Care Equipment & Supplies (3.7%)
2,087	Intuitive Surgical, Inc. (a)	859,427
	Health Care Providers & Services (0.9%)
17,789	Qualicorp SA (Brazil) (a)	210,135
NUMBER OF SHARES		VALUE
	Health Care Technology (2.7%)
5,140	athenahealth, Inc. (a)	$643,168
	Hotels, Restaurants & Leisure (2.7%)
4,663	Dunkin' Brands Group, Inc.	213,612
2,826	Panera Bread Co., Class A (a)	423,420
		637,032
	Information Technology Services (4.5%)
4,190	FleetCor Technologies, Inc. (a)	552,242
7,290	Gartner, Inc. (a)	514,091
		1,066,333
	Insurance (3.8%)
7,777	Arch Capital Group Ltd. (a)	446,711
17,196	Progressive Corp. (The)	436,090
		882,801
	Internet & Catalog Retail (4.0%)
1,367	ASOS PLC (United Kingdom) (a)	69,249
3,977	Ctrip.com International Ltd. ADR (China) (a)	254,687
18,577	Groupon, Inc. (a)	122,980
2,180	TripAdvisor, Inc. (a)	236,879
6,049	zulily, Inc., Class A (a)	247,706
		931,501
	Internet Software & Services (12.3%)
15,229	Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $137,809; acquired 05/01/12)	280,366
4,877	LinkedIn Corp., Class A (a)	836,259
1,215	MercadoLibre, Inc. (Brazil) (b)	115,911
8,970	Pandora Media, Inc. (a)	264,615
2,491	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	229,272
22,454	Twitter, Inc. (a)	919,940
10,228	Youku Tudou, Inc. ADR (China) (a)	244,040
		2,890,403

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life Sciences Tools & Services (6.1%)
7,964	Illumina, Inc. (a)	$1,421,893
	Machinery (2.3%)
7,099	Colfax Corp. (a)	529,159
	Media (1.7%)
12,235	Aimia, Inc. (Canada)	214,189
153	Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $163,577; acquired 03/08/12)	180,595
		394,784
	Multi-line Retail (2.1%)
9,054	Dollar Tree, Inc. (a)	493,081
	Oil, Gas & Consumable Fuels (1.0%)
2,611	Range Resources Corp.	227,026
	Pharmaceuticals (2.5%)
8,248	Endo International PLC (a)	577,525
	Professional Services (5.1%)
4,471	IHS, Inc., Class A (a)	606,581
9,728	Verisk Analytics, Inc., Class A (a)	583,874
		1,190,455
	Software (12.7%)
11,568	FireEye, Inc. (a)(b)	469,082
1,969	NetSuite, Inc. (a)	171,067
4,340	ServiceNow, Inc. (a)	268,906
10,101	Solera Holdings, Inc.	678,282
10,881	Splunk, Inc. (a)	602,046
608	Tableau Software, Inc., Class A (a)	43,369
7,351	Workday, Inc., Class A (a)	660,561
27,263	Zynga, Inc., Class A (a)	87,514
		2,980,827
	Tech Hardware, Storage & Peripherals (1.0%)
1,933	3D Systems Corp. (a)(b)	115,593
1,047	Stratasys Ltd. (a)	118,971
		234,564
NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods (3.9%)
7,078	Carter's, Inc.	$487,887
2,397	Michael Kors Holdings Ltd. (a)	212,494
13,684	Moncler SpA (Italy)	226,911
		927,292
	Total Common Stocks (Cost $17,135,266)	22,318,257
	Convertible Preferred Stocks (0.1%)
	Internet & Catalog Retail (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $80,261; acquired 12/02/11)	49
	Internet Software & Services (0.1%)
1,479	Dropbox, Inc., Series A (a)(c)(d)(e) (acquisition cost - $13,384; acquired 05/25/12)	27,228
	Total Convertible Preferred Stocks (Cost $93,645)	27,277
	Preferred Stocks (0.9%)
	Internet & Catalog Retail (0.3%)
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(c)(d)(e) (acquisition cost - $45,183; acquired 10/04/13)	77,167
	Software (0.6%)
14,953	Palantir Technologies, Inc., Series G (a)(c)(d)(e) (acquisition cost - $45,756; acquired 07/19/12)	91,662

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES		VALUE
3,398	Palantir Technologies, Inc., Series H (a)(c)(d)(e) (acquisition cost - $11,927; acquired 10/25/13)	$20,830
3,398	Palantir Technologies, Inc., Series H1 (a)(c)(d)(e) (acquisition cost - $11,927; acquired 10/25/13)	20,830
		133,322
	Total Preferred Stocks (Cost $114,793)	210,489
NOTIONAL AMOUNT
	Call Options Purchased (0.0%)
	Foreign Currency Options
286,705	USD/CNY December 2014 @ CNY 6.50	126
3,564,297	USD/CNY December 2014 @ CNY 6.50	1,640
4,008,298	USD/CNY December 2014 @ CNY 6.50	1,900
	Total Call Options Purchased (Cost $24,732)	3,666
NUMBER OF SHARES (000)
	Short-Term Investments (5.5%) Securities held as Collateral on Loaned Securities (1.7%)
	Investment Company (1.4%)
320	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $319,542)	319,542
PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.3%)
$33	Barclays Capital, Inc. (0.08%, dated 6/30/14, due 07/01/14; proceeds $33,113; fully collateralized by various U.S. Government agency securities; 3.50% - 4.50% due 9/1/33 - 6/20/44; valued at $33,775)	$33,113
42	BNP Paribas Securities Corp. (0.11%, dated 6/30/14, due 7/1/14; proceeds $41,553; fully collateralized by a U.S. Government agency security; 4.00% due 6/20/44; valued at $42,406)	41,553
	Total Repurchase Agreements (Cost $74,666)	74,666
	Total Securities held as Collateral on Loaned Securities (Cost $394,208)	394,208

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (3.8%)
898	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $898,208)	$898,208
	Total Short-Term Investments (Cost $1,292,416)	1,292,416
Total Investments (Cost $18,660,852)	101.7%	23,852,105
Liabilities in Excess of Other Assets	(1.7)	(400,237)
Net Assets	100.0%	$23,451,868

ADR  American Depositary Receipt.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014.

(c)  At June 30, 2014, the Portfolio held fair valued securities valued at $698,727, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2014 amounts to $698,727 and represents 3.0% of net assets.

(e)  Illiquid security.

Currency Abbreviation:

CNY — Chinese Yuan Renminbi.

USD — United States Dollar.

See Notes to Financial Statements

Mid Cap Growth

Summary of Investments ■ June 30, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$3,114,149		13.3%
Internet Software & Services	2,917,631		12.4
Life Sciences Tools & Services	1,421,893		6.1
Food Products	1,419,425		6.0
Professional Services	1,190,455		5.1
Information Technology Services	1,066,333		4.5
Internet & Catalog Retail	1,008,717		4.3
Textiles, Apparel & Luxury Goods	927,292		3.9
Investment Company	898,208		3.8
Insurance	882,801		3.8
Health Care Equipment & Supplies	859,427		3.7
Commercial Services & Supplies	838,355		3.6
Automobiles	816,204		3.5
Communications Equipment	661,835		2.8
Health Care Technology	643,168		2.7
Hotels, Restaurants & Leisure	637,032		2.7
Pharmaceuticals	577,525		2.5
Diversified Financial Services	560,608		2.4
Machinery	529,159		2.3
Multi-line Retail	493,081		2.1
Aerospace & Defense	475,018		2.0
Media	394,784		1.7
Biotechnology	344,918		1.5
Tech Hardware, Storage & Peripherals	234,564		1.0
Oil, Gas & Consumable Fuels	227,026		1.0
Health Care Providers & Services	210,135		0.9
Electrical Equipment	104,488		0.4
Other	3,666		0.0 *
	$23,457,897	**	100.0%

*  Amount is less than 0.05%

**  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2014 (unaudited)

	Money Market		Mid Cap Growth
Assets:
Investments in securities, at value*	$47,516,325	(1)	$22,634,355	(2)
Investment in affiliate, at value**	—		1,217,750
Total investments in securities, at value	47,516,325		23,852,105
Cash	7,550		26,640	(3)
Receivable for:
Shares of beneficial interest sold	—		20,252
Interest	7,538		—
Dividends	—		5,501
Dividends from affiliates	—		65
Due from Adviser	4,656		—
Prepaid expenses and other assets	6,257		7,586
Total Assets	47,542,326		23,912,149
Liabilities:
Collateral on securities loaned, at value	—		419,094
Payable for:
Shares of beneficial interest redeemed	139,730		351
Advisory fee	—		8,015
Administration fee	—		1,548
Distribution fee (Class Y)	—		1,196
Transfer agent fee	941		153
Accrued expenses and other payables	19,591		29,924
Total Liabilities	160,262		460,281
Net Assets	$47,382,064		$23,451,868
Composition of Net Assets:
Paid-in-capital	$47,382,391		$16,040,312
Net unrealized appreciation (depreciation)	—		5,191,250
Accumulated undistributed net investment income	771		16,929
Accumulated net realized gain (loss)	(1,098)		2,203,377
Net Assets	$47,382,064		$23,451,868
* Cost	$47,516,325		$17,443,102
** Affiliated Cost	$—		$1,217,750
Class X Shares:
Net Assets	$18,323,940		$17,665,101
Shares Outstanding (unlimited shares authorized, $0.01 par value)	18,324,315		434,466
Net Asset Value Per Share	$1.00		$40.66
Class Y Shares:
Net Assets	$29,058,124		$5,786,767
Shares Outstanding (unlimited shares authorized, $0.01 par value)	29,058,076		146,412
Net Asset Value Per Share	$1.00		$39.52

(1)  Including repurchase agreements of $16,370,000.

(2)  Including securities loaned at value of $464,189.

(3)  Including foreign currency valued at $1,754 with a cost of $1,756.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2014 (unaudited)

	Money Market	Mid Cap Growth
Net Investment Income:
Income
Dividends†	$—	$156,399
Interest	48,414	—
Income from securities loaned - net	—	16,680
Dividends from affiliates (Note 7)	—	234
Total Income	48,414	173,313
†Net of foreign withholding taxes	—	4,362
Expenses
Advisory fee (Note 4)	113,277	50,937
Professional fees	42,717	54,920
Distribution fee (Class Y shares) (Note 5)	39,010	7,734
Administration fee (Note 4)	12,586	9,702
Custodian fees	12,747	8,955
Shareholder reports and notices	8,068	6,237
Transfer agent fees and expenses	1,125	1,302
Trustees' fees and expenses	1,318	906
Other	2,486	7,714
Total Expenses	233,334	148,407
Less: amounts waived (Note 5)	(186,556)	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	—	(519)
Net Expenses	46,778	147,888
Net Investment Income	1,636	25,425
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	151	2,258,445
Foreign currency translation	—	(801)
Net Realized Gain	151	2,257,644
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(2,356,256)
Foreign currency translation	—	(6)
Net Change in Unrealized Appreciation (Depreciation)	—	(2,356,262)
Net Gain (Loss)	151	(98,618)
Net Increase (Decrease)	$1,787	$(73,193)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Mid Cap Growth
	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,636	$6,153	$25,425	$(95,734)
Net realized gain	151	128	2,257,644	2,363,547
Net change in unrealized appreciation (depreciation)	—	—	(2,356,262)	5,632,414
Net Increase (Decrease)	1,787	6,281	(73,193)	7,900,227
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,093)	(2,224)	—	(61,680)
Class Y Shares	(1,783)	(3,929)	—	(4,099)
Net realized gain
Class X Shares	—	—	(1,703,890)	(48,492)
Class Y Shares	—	—	(571,827)	(17,822)
Total Dividends and Distributions	(2,876)	(6,153)	(2,275,717)	(132,093)
Net decrease from transactions in shares of beneficial interest	(7,934,766)	(15,544,519)	(623,376)	(4,785,176)
Net Increase (Decrease)	(7,935,855)	(15,544,391)	(2,972,286)	2,982,958
Net Assets:
Beginning of period	55,317,919	70,862,310	26,424,154	23,441,196
End of Period	$47,382,064	$55,317,919	$23,451,868	$26,424,154
Accumulated Undistributed Net Investment Income (Loss)	$771	$2,011	$16,929	$(8,496)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Mid Cap Growth
	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	3,510,167	9,569,855	5,454	3,841
Reinvestment of dividends and distributions	1,093	2,224	41,906	2,946
Redeemed	(6,274,132)	(11,729,718)	(44,945)	(91,888)
Net Increase (Decrease) - Class X	(2,762,872)	(2,157,639)	2,415	(85,101)
Amount
Sold	$3,510,167	$9,569,855	$246,432	$148,481
Reinvestment of dividends and distributions	1,093	2,224	1,703,890	110,172
Redeemed	(6,274,132)	(11,729,718)	(1,999,842)	(3,531,251)
Net Decrease - Class X	$(2,762,872)	$(2,157,639)	$(49,520)	$(3,272,598)
Class Y Shares
Sold	6,575,168	22,465,962	6,619	7,693
Reinvestment of dividends and distributions	1,783	3,929	14,469	600
Redeemed	(11,748,845)	(35,856,771)	(33,323)	(49,784)
Net Decrease - Class Y	(5,171,894)	(13,386,880)	(12,235)	(41,491)
Amount
Sold	$6,575,168	$22,465,962	$300,150	$292,029
Reinvestment of dividends and distributions	1,783	3,929	571,827	21,921
Redeemed	(11,748,845)	(35,856,771)	(1,445,833)	(1,826,528)
Net Decrease - Class Y	$(5,171,894)	$(13,386,880)	$(573,856)	$(1,512,578)

Effective at the close of business on May 30, 2014, the Fund suspended offering Class X and Class Y shares of the Mid Cap Growth Portfolio to new investors. The Fund will continue to offer each class to existing shareholders and may recommence offering to new investors in the future. Any such offerings of the Portfolio's Class X and Class Y shares may be limited in amount and may commence and terminate without any prior notice.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund applies investment company accounting and reporting guidance.

The Fund, which consists of two separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.
Mid Cap Growth	Seeks long-term capital growth.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. The remaining Portfolio: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) when market quotations are

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which

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the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

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E. Foreign Currency Translation and Foreign Investments — The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Portfolios invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may

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elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

G. Securities Lending — Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations.

A Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
Mid Cap Growth	$464,189	(a)	—	$(464,189	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of $419,094, of which $394,208 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of $24,886, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of $48,705 in the form of U.S. Government agency securities and obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

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H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually (except for Money Market which declares and pays daily). Net realized capital gains, if any, are distributed at least annually.

I. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

K. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$16,370,000	$—	$16,370,000
Certificates of Deposit	—	9,850,001	—	9,850,001
Commercial Paper	—	7,696,408	—	7,696,408
Extendible Floating Rate Notes	—	5,999,957	—	5,999,957
Floating Rate Notes	—	5,599,959	—	5,599,959
Time Deposit	—	2,000,000	—	2,000,000
Total Assets	$—	$47,516,325	$—	$47,516,325
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$475,018	$—	$—	$475,018
Automobiles	816,204	—	—	816,204
Biotechnology	344,918	—	—	344,918
Commercial Services & Supplies	838,355	—	—	838,355
Communications Equipment	661,835	—	—	661,835
Diversified Financial Services	560,608	—	—	560,608
Electrical Equipment	104,488	—	—	104,488
Food Products	1,419,425	—	—	1,419,425

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Health Care Equipment & Supplies	$859,427	$—	$—	$859,427
Health Care Providers & Services	210,135	—	—	210,135
Health Care Technology	643,168	—	—	643,168
Hotels, Restaurants & Leisure	637,032	—	—	637,032
Information Technology Services	1,066,333	—	—	1,066,333
Insurance	882,801	—	—	882,801
Internet & Catalog Retail	931,501	—	—	931,501
Internet Software & Services	2,610,037	—	280,366	2,890,403
Life Sciences Tools & Services	1,421,893	—	—	1,421,893
Machinery	529,159	—	—	529,159
Media	214,189	—	180,595	394,784
Multi-line Retail	493,081	—	—	493,081
Oil, Gas & Consumable Fuels	227,026	—	—	227,026
Pharmaceuticals	577,525	—	—	577,525
Professional Services	1,190,455	—	—	1,190,455
Software	2,980,827	—	—	2,980,827
Tech Hardware, Storage & Peripherals	234,564	—	—	234,564
Textiles, Apparel & Luxury Goods	927,292	—	—	927,292
Total Common Stocks	21,857,296	—	460,961	22,318,257
Convertible Preferred Stocks	—	—	27,277	27,277
Preferred Stocks	—	—	210,489	210,489
Call Options Purchased	—	3,666	—	3,666
Short-Term Investments
Investment Company	1,217,750	—	—	1,217,750
Repurchase Agreements	—	74,666	—	74,666
Total Short-Term Investments	1,217,750	74,666	—	1,292,416
Total Assets	$23,075,046	$78,332	$698,727	$23,852,105

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Fund did not have any investments transfer between investment levels.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mid Cap Growth
	Common Stocks	Convertible Preferred Stocks	Preferred Stocks
Beginning Balance	$410,693	$23,271	$122,984
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	—	—
Change in unrealized appreciation/depreciation	50,268	4,006	87,505
Realized gains (losses)		—	—
Ending Balance	$460,961	$27,277	$210,489
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2014	$50,268	$4,006	$87,505

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

Mid Cap Growth

	Fair Value at June 30, 2014	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$49	Asset Approach	Net Tangible Assets	$0.00		$0.00		$0.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	31.5%		33.5%		32.5%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.9	x	1.7	x	0.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

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	Fair Value at June 30, 2014	Valuation Technique	Unobservable Input	Range				Weighted Average/ Selected Value		Impact to Valuation from an Increase in Input
		Merger & Acquisition Transactions	Sale/Merger Scenario	$0.17		$0.17		$0.17		Increase
Preferred Stock	$77,167	Market Transaction Method	Precedent Transaction of Preferred Stock	$39.191		$39.191		$39.191		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.7	x	2.5	x	2.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet Software & Services
Common Stock	$280,366	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
Convertible Preferred Stock	$27,228	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.7	x	16.7	x	12.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Media
Common Stock	$180,595	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase

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	Fair Value at June 30, 2014	Valuation Technique	Unobservable Input	Range				Weighted Average/ Selected Value		Impact to Valuation from an Increase in Input
		Market Comparable Companies	Enterprise Value/ Revenue	2.4	x	11.0	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$133,322	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase

3. Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking

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or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolios used during the period and their associated risks:

Options In respect to options, certain Portfolios are subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by a Portfolio. A Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase a Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" on the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to a Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Portfolio. When options are purchased OTC, a Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on a Portfolio's financial position and results of operations.

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The following table sets forth the fair value of Mid Cap Growth Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign Currency Risk	Investments, at Value (Options Purchased)	$3,666	(d)	Investments, at Value (Options Purchased)	$—

(d)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

The following table sets forth by primary risk exposure of Mid Cap Growth Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	OPTIONS PURCHASED(e)
Foreign Currency Risk	$(9,593)

(e)  Amounts are included in Investments in the Statements of Operations.

At June 30, 2014, Mid Cap Growth Portfolio's derivative assets and liabilities are as follows:

  GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(f)	LIABILITIES(f)
Options Purchased	$3,666	$—

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Certain Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default,

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termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Portfolio's net liability, may be delayed or denied.

The following table presents derivative financial instruments of Mid Cap Growth Portfolio that are subject to enforceable netting arrangements as of June 30, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Royal Bank of Scotland	$3,666	$—	$—	$3,666

For the six months ended June 30, 2014, Mid Cap Growth Portfolio's average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	7,859,300

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the

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daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and 0.275% to the portion of the daily net assets in excess of $1.5 billion. For the six months ended June 30, 2014, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million; and 0.395% to the portion of the daily net assets in excess of $500 million. For the six months ended June 30, 2014, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's daily net assets.

Morgan Stanley Services Company Inc. was the Fund's Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and payable monthly, of 0.08% and 0.05% to the Mid Cap Growth Portfolio and Money Market Portfolio, respectively.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Portfolio.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

The Distributor, Adviser, and Administrator have agreed to waive/reimburse all or a portion of the Money Market Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the six months ended June 30, 2014, the Distributor waived $39,010, the Adviser waived $113,277 and the Administrator waived $12,586. For the six months ended June 30, 2014, the Adviser waived additional fees and/or reimbursed expenses to the extent the Portfolio's total expenses exceeded total income on a daily basis in the amount of $21,683. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

7. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2014, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
PORTFOLIO	PURCHASES	SALES	PURCHASES	SALES
Mid Cap Growth	—	—	$5,704,220	$7,747,646

The Mid Cap Growth Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds.

A summary of Mid Cap Growth Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

VALUE DECEMBER 31, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2014
$2,987,796	$5,116,819	$6,886,865	$234	$1,217,750

In addition, the table also identifies the income distributions earned, if any, by Mid Cap Growth Portfolio's investment in the Liquidity Funds.

Income distributions are included in "Dividends from affiliates" in the Statements of Operations.

PORTFOLIO	ADVISORY FEE REDUCTION
Mid Cap Growth	$519

8. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Money Market Portfolio may enter into repurchase agreements under which the Portfolio sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. Federal Income Tax Status

It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

	2013 DISTRIBUTIONS PAID FROM:		2012 DISTRIBUTIONS PAID FROM:
PORTFOLIO	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Money Market	$6,153	$—	$9,086	$—
Mid Cap Growth	64,745	67,348	—	1,976,981

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, net operating losses, distribution redesignations, partnership basis adjustments and certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2013:

PORTFOLIO	ACCUMULATED UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Money Market	$(89)	$89	$—
Mid Cap Growth	80,881	(88,734)	7,853

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Money Market	$4,176	$—
Mid Cap Growth	381,813	1,893,902

At June 30, 2014, cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) of the investments of each of the Portfolios were:

PORTFOLIO	COST	APPRECIATION	DEPRECIATION	NET APPRECIATION (DEPRECIATION)
Money Market	$47,516,325	$—	$—	$—
Mid Cap Growth	18,660,852	6,168,324	977,071	5,191,253

At December 31, 2013, the following Portfolio had available for Federal income tax purposes unused short-term capital losses that will not expire:

PORTFOLIO	SHORT-TERM LOSSES NO EXPIRATION
Money Market	$1,249

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2013, the following Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of:

PORTFOLIO	UTILIZED CAPITAL LOSS CARRYFORWARDS
Money Market	$217

10. Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications and its impact to the Fund.

11. Portfolio Reorganization

On March 17, 2014, shareholders of the Global Infrastructure Portfolio (the "Portfolio") approved an Agreement and Plan of Reorganization by and between Morgan Stanley Select Dimensions Investment Series, on behalf of the Portfolio and The Universal Institutional Funds, Inc., on behalf of its newly created series Global Infrastructure Portfolio ("UIF Global Infrastructure"), pursuant to which substantially all of the assets and liabilities of the Portfolio would be transferred to UIF Global Infrastructure in exchange for shares of UIF Global Infrastructure and pursuant to which the Portfolio would be liquidated and terminated (the "Reorganization"). Each shareholder of the Portfolio would receive the Class of shares of UIF Global Infrastructure that corresponds to the Class of shares of the Portfolio currently held by that shareholder. The Reorganization was consummated on April 28, 2014.

Morgan Stanley Select Dimensions Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)		TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2009	^	$1.00	$0.000	(d)	—		$0.000	(d)	$(0.000	)(d)	—	$(0.000	)(d)
2010	^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2011		1.00	0.000	(d)	$(0.000	)(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2012		1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2013		1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2014	^^	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
CLASS Y SHARES
2009	^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2010	^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2011		1.00	0.000	(d)	(0.000	)(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2012		1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2013		1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2014	^^	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE	PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2009	^	$1.00	0.03%		$40,771	0.39	%(e)(f)	0.03	%(e)(f)	—	N/A
2010	^	1.00	0.01		32,429	0.30	(f)	0.01	(f)	—	N/A
2011		1.00	0.01		27,555	0.23	(f)	0.01	(f)	—	N/A
2012		1.00	0.01		23,245	0.28	(f)	0.01	(f)	—	N/A
2013		1.00	0.01		21,087	0.19	(f)	0.01	(f)	—	N/A
2014	^^	1.00	0.01	(i)	18,324	0.18	(f)(j)	0.01	(f)(j)	—	N/A
CLASS Y SHARES
2009	^	1.00	0.01		101,015	0.40	(e)(f)	0.02	(e)(f)	—	N/A
2010	^	1.00	0.01		67,856	0.30	(f)	0.01	(f)	—	N/A
2011		1.00	0.01		56,081	0.23	(f)	0.01	(f)	—	N/A
2012		1.00	0.01		47,618	0.28	(f)	0.01	(f)	—	N/A
2013		1.00	0.01		34,231	0.19	(f)	0.01	(f)	—	N/A
2014	^^	1.00	0.01	(i)	29,058	0.18	(f)(j)	0.01	(f)(j)	—	N/A

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2009	^	$16.61	$0.03	$10.01	$10.04	—	—	—
2010	^	26.65	0.10	8.63	8.73	$(0.04)	—	$(0.04)
2011		35.34	(0.07)	(2.37)	(2.44)	(0.13)	—	(0.13)
2012		32.77	0.12	2.62	2.74	—	$(2.61)	(2.61)
2013		32.90	(0.12)	12.47	12.35	(0.13)	(0.10)	(0.23)
2014	^^	45.02	0.06	(0.08)	(0.02)	—	(4.34)	(4.34)
CLASS Y SHARES
2009	^	16.34	(0.03)	9.84	9.81	—	—	—
2010	^	26.15	0.03	8.46	8.49	—	—	—
2011		34.64	(0.16)	(2.32)	(2.48)	(0.05)	—	(0.05)
2012		32.11	0.03	2.57	2.60	—	(2.61)	(2.61)
2013		32.10	(0.21)	12.17	11.96	(0.02)	(0.10)	(0.12)
2014	^^	43.94	0.01	(0.09)	(0.08)	—	(4.34)	(4.34)

^^  For the six months ended June 30, 2014 (unaudited).

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than $0.001.

(e)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.03% for the year ended 2009.

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2009	^	$26.65	60.45%		$21,310	0.84	%(h)	0.12	%(h)	0.00	%(g)	36%
2010	^	35.34	32.79		24,319	0.79	(h)	0.36	(h)	0.00	(g)	44
2011		32.77	(6.97)		19,186	0.81	(h)	(0.19	)(h)	0.00	(g)	33
2012		32.90	8.51		17,016	1.02	(h)	0.35	(h)	0.00	(g)	31
2013		45.02	37.69		19,453	0.99	(h)	(0.33	)(h)	0.00	(g)	47
2014	^^	40.66	(0.04	)(i)	17,665	1.16	(h)(j)	0.27	(h)(j)	0.00	(g)(j)	24	(i)
CLASS Y SHARES
2009	^	26.15	60.04		8,267	1.09	(h)	(0.13	)(h)	0.00	(g)	36
2010	^	34.64	32.47		10,828	1.04	(h)	0.11	(h)	0.00	(g)	44
2011		32.11	(7.18)		7,812	1.06	(h)	(0.44	)(h)	0.00	(g)	33
2012		32.10	8.24		6,425	1.27	(h)	0.10	(h)	0.00	(g)	31
2013		43.94	37.36		6,971	1.24	(h)	(0.58	)(h)	0.00	(g)	47
2014	^^	39.52	(0.18	)(i)	5,787	1.41	(h)(j)	0.02	(h)(j)	0.00	(g)(j)	24	(i)

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2014
Class X	0.77%	(0.58)%
Class Y	1.02	(0.83)
December 31, 2013
Class X	0.71	(0.51)
Class Y	0.96	(0.76)
December 31, 2012
Class X	0.65	(0.36)
Class Y	0.90	(0.61)
December 31, 2011
Class X	0.61	(0.37)
Class Y	0.86	(0.62)
December 31, 2010
Class X	0.59	(0.29)
Class Y	0.84	(0.54)
December 31, 2009
Class X	0.59	(0.17)
Class Y	0.84	(0.42)

(g)  Amount is less than 0.005%.

(h)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(i)  Not annualized.

(j)  Annualized.

Morgan Stanley Select Dimensions Investment Series

Results of Special Shareholder Meeting (unaudited)

On May 17, 2014, a Special Meeting of Shareholders of Global Infrastructure Portfolio (the "Portfolio") was held in order to consider and vote upon a proposal to approve an Agreement and Plan of Reorganization. The voting results were as follows:

Number of Shares
For	Against	Abstain
868,407	46,198	65,419

Trustees
Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent
James F. Higgins	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Officers
Michael E. Nugent Chairperson of the Board
John H. Gernon President and Principal Executive Officer
Stefanie V. Chang Yu Chief Compliance Officer
Joseph C. Benedetti Vice President
Francis J. Smith Treasurer and Principal Financial Officer
Mary E. Mullin Secretary
Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40474

SELDIMSAN
976346 EXP 08.31.15

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2014